Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	3,833,332
Proposed Maximum Offering Price per Unit	90.00
Maximum Aggregate Offering Price	$ 344,999,880.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,644.48
Offering Note	(1) The filing fee is calculated and being paid pursuant to Rule 457(r) under the Securities Act of 1933, as amended, or the Securities Act, based on the proposed maximum aggregate offering price, and relates to the registrant's Registration Statement on Form S-3 (File No. 333-272121) in accordance with Rules 456(b) and 457(r) under the Securities Act. (2) Includes share of common stock that the underwriters have an option to purchase.